Intangible Assets Other Than Goodwill (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Amortization of Intangible Assets	$ 726	$ 693	$ 1,419	$ 1,386
Vimalcor [Member]
Property, Plant and Equipment [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	$ 1,329		$ 1,329